Other current financial assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	€ 77,432	€ 77,269
At beginning of period	77,269
At end of period	77,432	77,269
FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	68,635	61,415
At beginning of period	61,415	56,880
Investments	14,204	20,921
Disposals	(9,594)	(19,798)
Fair value adjustments	4,998	2,178
Realized gains/(losses)	348	212
Exchange rate gains/(losses)	(2,736)	1,022
At end of period	68,635	61,415
FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	7,047	12,224
At beginning of period	12,224	28,440
Investments	931	4,955
Disposals	(6,048)	(21,380)
Fair value adjustments	(38)	178
Realized gains/(losses)	(22)	31
Exchange rate gains/(losses)	0	0
At end of period	7,047	12,224
Securities
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	75,682	73,639
At beginning of period	73,639	85,320
Investments	15,135	25,876
Disposals	(15,642)	(41,178)
Fair value adjustments	4,960	2,356
Realized gains/(losses)	326	243
Exchange rate gains/(losses)	(2,736)	1,022
At end of period	75,682	73,639
Guarantee deposits
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	1,492	3,360
At beginning of period	3,360
At end of period	1,492	3,360
Guarantee deposits | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Guarantee deposits | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Financial receivables
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	258	270
At beginning of period	270
At end of period	258	270
Financial receivables | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Financial receivables | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Private equity
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	21,565	23,954
At beginning of period	23,954
At end of period	21,565	23,954
Private equity | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	21,565	23,954
At beginning of period	23,954	22,399
Investments	402	1,799
Disposals	(3,645)	(2,439)
Fair value adjustments	2,529	1,309
Realized gains/(losses)	15	35
Exchange rate gains/(losses)	(1,690)	851
At end of period	21,565	23,954
Private equity | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Private debt
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	11,720	10,395
At beginning of period	10,395
At end of period	11,720	10,395
Private debt | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	11,720	10,395
At beginning of period	10,395	10,106
Investments	2,398	801
Disposals	(1,521)	(423)
Fair value adjustments	448	(68)
Realized gains/(losses)	0	(21)
Exchange rate gains/(losses)	0	0
At end of period	11,720	10,395
Private debt | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Hedge funds
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	11,370	10,285
At beginning of period	10,285
At end of period	11,370	10,285
Hedge funds | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	11,370	10,285
At beginning of period	10,285	8,995
Investments	1,002	0
Disposals	(1,501)	(20)
Fair value adjustments	1,557	1,234
Realized gains/(losses)	140	1
Exchange rate gains/(losses)	(113)	75
At end of period	11,370	10,285
Hedge funds | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Real estate funds | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	10,005	9,713
At beginning of period	9,713	12,146
Investments	1,444	369
Disposals	(164)	(2,734)
Fair value adjustments	(619)	(400)
Realized gains/(losses)	0	78
Exchange rate gains/(losses)	(369)	254
At end of period	10,005	9,713
Money market funds | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	10,713	3,864
At beginning of period	3,864	2,093
Investments	8,958	15,966
Disposals	(1,749)	(14,182)
Fair value adjustments	187	26
Realized gains/(losses)	17	119
Exchange rate gains/(losses)	(564)	(158)
At end of period	10,713	3,864
Equity
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	3,262	3,204
At beginning of period	3,204
At end of period	3,262	3,204
Equity | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	3,262	3,204
At beginning of period	3,204	1,141
Investments	0	1,986
Disposals	(1,014)	0
Fair value adjustments	896	77
Realized gains/(losses)	176	0
Exchange rate gains/(losses)	0	0
At end of period	3,262	3,204
Equity | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Fixed income
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	3,896	6,439
At beginning of period	6,439
At end of period	3,896	6,439
Fixed income | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Fixed income | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	3,896	6,439
At beginning of period	6,439	11,748
Investments	931	3,447
Disposals	(3,493)	(8,875)
Fair value adjustments	28	54
Realized gains/(losses)	(9)	65
Exchange rate gains/(losses)	0	0
At end of period	3,896	6,439
Floating income | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	3,151	5,785
At beginning of period	5,785	16,692
Investments	0	1,508
Disposals	(2,555)	(12,505)
Fair value adjustments	(66)	124
Realized gains/(losses)	(13)	(34)
Exchange rate gains/(losses)	0	0
At end of period	€ 3,151	€ 5,785